Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2019
Lease Arrangements
Schedule of future minimum rentals, expected to be earned on non cancellable time charters

The future minimum charter revenue, expected to be earned on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of June 30, 2019 (in thousands):

Remainder of 2019	$184,430
2020	362,091
2021	339,528
2022	268,529
2023	182,786
2024 and thereafter	119,284
Total future rentals	$1,456,648